Average Annual Total Returns - PGIM Corporate Bond Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	R One Year	R Five Years	R Ten Years	R SinceInception	R InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg US Credit Index One Year	Bloomberg US Credit Index Five Years	Bloomberg US Credit Index Ten Years
Total	5.63%	5.77%		4.78%	May 28, 2015	7.38%	5.65%		4.58%	May 28, 2015	8.92%	6.17%		5.09%	May 28, 2015	9.55%	6.72%	4.68%		8.26%	5.30%	3.50%		5.61%	4.55%	3.11%		9.46%	6.70%		5.62%	May 28, 2015	9.35%	6.44%	5.40%